Significant Accounting policies	6 Months Ended
Jun. 30, 2016
Significant Accounting policies [Abstract]
Significant Accounting policies
2.  Significant Accounting Policies:
A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2015, filed with the SEC on March 31, 2016 (the "Consolidated Financial Statements for the year ended December 31, 2015"). There have been no material changes to these policies in the six-month period ended June 30, 2016, except for that referred to below.
Consolidation: In February 2015, the FASB issued Accounting Standards Update No. 2015-02 (ASU 2015-02): Consolidation - Amendments to the Consolidation Analysis, which changes the guidance as to whether an entity is a variable interest entity (VIE) or a voting interest entity and how related parties are considered in the VIE model. As of June 30, 2016, the Company has adopted the provisions of ASU 2015-02, which did not impact the consolidated financial statements.
Recent Accounting Pronouncements:
The Financial Accounting Standards Board (“FASB”) issued the following amendments which clarifies the guidance in ASU No. 2014-09 and has the same effective date as the original standard: ASU No. 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients and ASU No. 2016-11 Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting issued in May 2016; ASU No. 2016-10 Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing issued in April 2016; and ASU No. 2016-08 Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net) issued in March 2016. On August 12, 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, which amends ASU No. 2014-09 (issued by the FASB on May 28, 2014 and which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard and amendments.
 In March 2016, the FASB issued ASU 2016-09, "Compensation-Stock Compensation - Improvements to Employee Share-Based Payment Accounting (Topic718)" ("ASU 2016-09"), which involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under the new standard, all excess income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Excess tax benefits should be classified along with other income tax cash flows as an operating activity. In regards to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.
In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments affect entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade  receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and  any other financial assets not excluded from the scope that have the contractual right to receive cash. This standard is effective for public business entities that are U.S. Securities and Exchange Commission (“SEC”) filers, with reporting periods beginning after December 15, 2019 including interim periods within those fiscal years. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2018. The Company is currently evaluating the impact, if any, of the adoption of this new standard.